UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07528

Special Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew Dakos
Bulldog Investors, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esp.
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

1-877-607-0414
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

Special Opportunities Fund, Inc.
Portfolio of Investments
September 30, 2014 (Unaudited)

INVESTMENT COMPANIES - 72.81%	Shares	Fair Value
Closed-End Funds - 62.81%
Aberdeen Israel Fund, Inc.	25,325	$440,148
Adams Express Co. (j)	351,652	4,902,029
Advance Developing Markets Fund Ltd. (a)(h)	191,414	1,360,704
AllianceBernstein Income Fund, Inc.	599,725	4,497,937
ARC Capital Holdings Ltd. (g)(h)	561,405	124,913
Atlantis Japan Growth Fund Ltd. (a)(h)	56,000	108,487
Bancroft Fund, Ltd.	79,335	1,567,660
Blackrock Latin American Investment Trust PLC (h)	80,000	578,423
Boulder Growth & Income Fund, Inc.	428,406	3,787,109
Boulder Total Return Fund, Inc.	184,149	4,850,485
Central Europe, Russia, & Turkey Fund, Inc.	10,484	260,318
Central Securities Corp.	136,479	3,136,287
Clough Global Equity Fund	209,749	3,005,703
Deutsche Global High Income Fund	70,932	574,549
Deutsche High Income Opportunities Fund	270,864	3,965,449
Diversified Real Asset Income Fund	489,942	8,686,672
DWS RREEF Real Estate Fund, Inc. (a)(c)(f)(g)	126,913	48,227
DWS RREEF Real Estate Fund II, Inc. (a)(c)(f)(g)	201,612	114,919
Ellsworth Fund Ltd.	55,094	476,563
First Opportunity Fund, Inc.	279,106	2,704,537
Gabelli Equity Trust, Inc.	24,787	158,141
The GDL Fund	15,000	158,180
General American Investors Co., Inc.	388,050	14,381,133
Herzfeld Caribbean Basin Fd	23,520	188,160
JP Morgan Asian Investment Trust PLC (h)	28,426	97,464
Juridica Investments Ltd. (h)	495,258	1,137,524
Kubera Cross-Border Fund Ltd. (g)(h)	380,604	101,811
Liberty All Star Equity Fund	1,751,775	10,212,848
LMP Real Estate Income Fund, Inc.	148,745	1,670,406
Madison Strategic Sector Premium Fund	7,470	92,553
Marwyn Value Investors Ltd. (h)	160,023	549,970
MFS Intermarket Income Trust I	107,420	896,957
Millennium India Acquisition Co., Inc. (a)	34,036	26,208
Nuveen Diversified Currency Opportunities Fund	988,014	10,532,229
Nuveen Dividend Advantage Municipal Fund 3	160,143	2,189,155
Nuveen Dividend Advantage Municipal Income Fund	115,587	1,630,933
Nuveen Flexible Investment Income Fund	8,813	154,316
Nuveen Global Income Opportunties Fund	262,695	3,246,910
Nuveen Municipal Advantage Fund, Inc.	38,037	513,119
Nuveen Quality Income Municipal Fund, Inc.	8,205	112,326
Pacific Alliance Asia Opportunity Fund Ltd. (a)(h)	294,172	448,612
The Prospect Japan Fund Ltd. (a)(h)	240,144	416,558
Royce Value Trust, Inc.	128,515	1,863,468
Swiss Helvetia Fund, Inc.	518,558	7,016,090
Terra Catalyst Fund (h)	20,319	36,151
Tri-Continental Corp.	387,319	8,083,348
Virtus Total Return Fund	287,299	1,335,940
The Zweig Total Return Fund, Inc.	161,168	2,232,177
		114,673,806

Closed End Funds - Preferred Shares - 0.67%
Oxford Lane Capital Corp. - Series 2017	47,781	1,230,356

Auction Rate Preferred Securities - 0.74% (c)(f)
BlackRock Municipal 2018 Term Trust - Series W7, 0.088% (b)	43	1,021,250
Putnam Managed Municipal Income Trust - Series C	6	225,000
Putnam Municipal Opportunities Trust - Series C	6	112,500
		1,358,750
Business Development Company - 6.56%
BDCA Venture, Inc.	62,231	326,711
Equus Total Return, Inc. (a)	106,919	236,291
Fifth Street Senior Floating Rate Corp.	45,019	532,125
Firsthand Technology Value Fund, Inc.	272,130	6,533,841
MVC Capital, Inc.	403,584	4,342,564
		11,971,532
Business Development Company - Preferred Shares - 2.03%
MVC Capital, Inc.	147,760	3,696,955
Total Investment Companies (Cost $117,750,431)		132,931,399

PREFERRED STOCKS - 3.33%
Marine - 0.03%
Box Ships, Inc. (h)	2,474	58,369
Oil, Gas & Consumable Fuels - 0.13%
Miller Energy Resources, Inc.	9,316	231,661
Real Estate Investment Trusts - 3.17%
Preferred Apartment Communities, Inc. (c)(f)	6,083	5,784,872
Total Preferred Stocks (Cost $5,949,405)		6,074,902

CONVERTIBLE PREFERRED STOCKS - 0.17%
Real Estate Investment Trusts - 0.17%
Wheeler Real Estate Investment Trust	13,085	310,115
Total Convertible Preferred Stocks (Cost $326,994)		310,115

COMMON STOCKS - 15.34%
Commercial Services & Supplies - 0.07%
Quest Resource Holding Corp. (a)	70,769	121,723
Construction Materials - 0.01%
Tecnoglass, Inc. (a)(h)	2,437	26,856
Consumer Finance - 2.05%
Imperial Holdings, Inc. (a)	581,622	3,751,462
Health Care Providers & Services - 0.00%
Healthcare Corp. of America (Acquired 10/24/2012, Cost $0) (a)(c)(i)	10,000	150
Insurance - 4.59%
Stewart Information Services Corp.	285,486	8,379,014
IT Services - 0.03%
JetPay Corp. (a)	39,596	60,582
Real Estate Investment Trusts - 3.05%
Five Oaks Investment Corp.	15,791	165,806
Gladstone Land Corp.	2,582	31,009
Gyrodyne Company of America, Inc.	2,616	13,054
Gyrodyne Dividend Notes (c)	11,119	92,618
Gyrodyne Special Distribution LLC (c)	10,914	173,205
Preferred Apartment Communities, Inc.	31,562	262,596
Winthrop Realty Trust	320,219	4,825,700
		5,563,988
Software - 0.14%
Single Touch Systems, Inc. (a)	623,270	261,773
Special Purpose Acquisition Vehicle - 5.24% (a)
1347 Capital Corp.	76,600	773,660
Capitol Acquisition Corp. II	155,122	1,521,747
CIS Acquisition Ltd. (h)	18,395	189,468
Garnero Group Acquisition Co. (h)	153,199	1,531,990
Global Defense & National Security Systems, Inc.	142,712	1,464,225
Hennessy Capital Acquisition Corp.	65,223	639,186
Levy Acquisition Corp.	37,874	366,620
MergeWorthRx Corp.	23,185	190,813
Quartet Merger Corp. (h)	132,553	1,269,858
ROI Acquisition Corp II	57,484	566,217
Silver Eagle Acquisition Corp.	9,016	89,619
Sino Mercury Acquisition Corp.	33,634	336,340
Terrapin 3 Acquisition Corp.	62,138	624,487
		9,564,230
Thrifts & Mortgage Finance - 0.16%
Federal Home Loan Mortgage Corp. (a)	107,146	282,865
Total Common Stocks (Cost $26,683,927)		28,012,643

LIQUIDATION CLAIMS - 2.03% (a)(f)
The Home Insurance Company in Liquidation	1	1,620,938
The Home Insurance Company in Liquidation II	1	2,078,125
Total Liquidation Claims (Cost $3,738,000)		3,699,063

	Principal
	Amount
CONVERTIBLE BONDS - 1.88% (b)
Imperial Holdings, Inc.
8.500%, 02/15/2019	2,941,000	3,426,265
Total Convertible Bonds (Cost $2,941,000)		3,426,265

CORPORATE BONDS - 0.29% (b)
JC Penney Corp., Inc.
6.375%, 10/15/2036	650,000	503,750
Washington Mutual, Inc.
0.000%, 09/17/2012 (c)(d)(f)	3,000,000	30,000
WMI Holdings Corp.
13.000%, 03/19/2030 - 1st Lien	359	352
13.000%, 03/19/2030 - 2nd Lien	3,775	3,699
Total Corporate Bonds (Cost $463,391)		537,801

PROMISSORY NOTES - 1.22% (b)(c)(f)
UBPS Secured Convertible Promissory Note
12.000%, 12/28/2014	234,000	234,000
Wheeler Real Estate Investment Trust, Inc. Convertible
9.000%, 12/15/2018 (Acquired 12/16/2013, Cost $1,200,000) (i)	1,200,000	1,200,000
Wheeler Real Estate Investment Trust, Inc. Non-Convertible
9.000%, 12/15/2015 (Acquired 12/16/2013, Cost $800,000) (i)	800,000	800,000
Total Promissory Notes (Cost $2,234,000)		2,234,000

	Shares
RIGHTS - 0.06% (a)
Gabelli Equity Trust, Inc.	24,787	1,433
Quartet Merger Corp. (h)	132,553	112,670
Total Rights (Cost $89,357)		114,103

WARRANTS - 0.41% (a)
Aquasition Corp.
Expiration: January 2018	400,000	64,000
Exercise Price: $11.50 (h)
Arabella Exploration, Inc.
Expiration: December 2016	25,448	39,953
Exercise Price: $5.00 (h)
Capitol Acquisition Corp. II
Expiration: May 2016	77,561	26,371
Exercise Price: $11.50
Chart Acquisition Corp.
Expiration: December 2017	124,265	68,346
Exercise Price: $11.50
CIS Acquisition Ltd.
Expiration: December 2017	61,826	24,730
Exercise Price: $10.00 (h)
Collabrium Japan Acquisition Corp.
Expiration: December 2017	208,234	37,482
Exercise Price: $11.50 (h)
EvryWare Global, Inc.
Expiration: May 2018	48,370	4,111
Exercise Price: $6.00
Healthcare Corp. of America
Expiration: November 2016	33,753	71
Exercise Price: $7.50
Expiration: July 2018	5,000	8
Exercise Price: $11.50 (Acquired 10/24/2012, Cost $0) (c)(i)
Hemisphere Media Group, Inc.
Expiration: April 2018	166,726	183,399
Exercise Price: $6.00 (f)
Hennessy Capital Acquisition Corp.
Expiration: March 2019	65,223	34,242
Exercise Price: $5.75
Integrated Drilling Equipment Holdings Corp.
Expiration: December 2017	205,929	6,178
Exercise Price: $11.50
Levy Acquisition Corp.
Expiration: January 2018	26,866	9,403
Exercise Price: $11.50
Net Element, Inc.
Expiration: October 2017	159,476	28,706
Exercise Price: $7.50
Perferred Apartment Communities
Expiration: March 2017	6,083	61
Exercise Price: $9.00 (c)(f)
Pingtan Marine Enterprise Ltd.
Expiration: February 2018	52,798	7,920
Exercise Price: $12.00 (h)
Prime Acquisition Corp.
Expiration: March 2018	50,142	9,025
Exercise Price: $5.00 (h)
Quest Resource Holding Corp.
Expiration: September 2019	70,769	708
Exercise Price: $2.50 (c)(f)
RLJ Entertainment, Inc.
Expiration: October 2017	436,744	41,491
Exercise Price: $12.00
ROI Acquisition Corp II
Expiration: September 2018	57,484	12,646
Exercise Price: $11.50
Silver Eagle Acquisition Corp.
Expiration: July 2018	9,016	4,057
Exercise Price: $11.50
Tecnoglass, Inc.
Expiration: December 2016	45,477	143,252
Exercise Price: $8.00 (h)
Wheeler Real Estate Investment Trust, Inc.
Expiration: December 2018	84,211	0
Exercise Price: $4.75 (c)(f)
Expiration: April 2019	15,702	6,281
Exercise Price: $5.50
Total Warrants (Cost $691,863)		752,441

MONEY MARKET FUNDS - 1.74%
Fidelity Institutional Government Portfolio - Class I, 0.010% (e)	1,582,420	1,582,420
Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.010% (e)	1,582,421	1,582,421
Total Money Market Funds (Cost $3,164,841)		3,164,841

Total Investments (Cost $164,033,209) - 99.28%		181,257,573
Other Assets in Excess of Liabilities - 0.72%		1,306,839
TOTAL NET ASSETS - 100.00%		$182,564,412

Percenatges are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The coupon rates shown represent the rates at September 30, 2014.
(c)	Fair valued securities. The total market value of these securities was $9,837,518, representing 5.39% of net assets.
(d)	Default or other conditions exist and security is not presently accruing income.
(e)	The rate shown represents the 7-day yield at September 30, 2014.
(f)	Illiquid security. The total market value of these securities was $13,453,999, representing 7.37% of net assets.
(g)	Security currently undergoing a full liquidation with all proceeds paid out to shareholders.
(h)	Foreign-issued security.
(i)	Restricted security.
(j)	All or a portion of this security is pledged as collateral for securities sold short.

Schedule of Securities Sold Short
September 30, 2014 (Unaudited)
	Shares	Value
First American Financial Corp.	(63,973)	$(1,734,948)
Total Securities Sold Short (Proceeds $1,688,821)		$(1,734,948)

Valuation of investments—The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices or if not available the most recent bid price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source or a broker-dealer for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. The auction rate preferred securities and the structured life settlement notes are valued at cost, unless other observable market events occur. The purchase price, or cost, of these securities is arrived at through an arms length transaction between a willing buyer and seller in the secondary market and is indicative of the value on the secondary market. Current transactions in similar securities in the marketplace are evaluated. Factors for other securities may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities may be fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board or its delegate determines that this does not represent fair value.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04 (“ASU 2011-04”), Fair Value Measurement: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS, which, among other things, clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The significant unobservable inputs used in fair value measurement of the Fund’s investment companies, corporate bonds, promissory notes, and structured finance notes are (1) cost and (2) indicative bids or price ranges from dealers, brokers, or market makers. Significant changes in any of these inputs in isolation may result in a change in higher fair value measurement.

In accordance with procedures established by the Fund’s Board of Directors, the Adviser shall initially value non-publicly-traded securities (for which a current market value is not readily available) at their acquisition cost less related expenses, where identifiable, unless and until the Adviser determines that such value does not represent fair value.

The Adviser sends a memorandum to the Chairman of the Valuation Committee with respect to any non-publicly-traded securities that are valued using a method other than cost detailing the reason, factors considered, and impact on the Fund’s NAV. If the Chairman determines that such fair valuation(s) require the involvement of the Valuation Committee, a special meeting of the Valuation Committee is called as soon as practicable to discuss such fair valuation(s). The Valuation Committee of the Board consists of at least two non-interested Directors, as defined by the Investment Company Act of 1940.

At each regular quarterly Board meeting, the Adviser delivers a written report (the “Quarterly Report”) to the Board regarding any recommendations of fair valuation during the past quarter, including fair valuations which have not changed. The Board reviews the Quarterly Report and discusses the valuation of the fair valued securities.

The Valuation Committee reviews all Quarterly Reports and any other interim reports, and reviews and approves the valuation of all fair valued securities. This review includes a review and discussion of an updated fair valuation summary with appropriate levels of representatives of the Adviser’s management.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund's investments:

	Quoted Prices in
	Active Markets for	Significant Other
	Identical Investments (Level 1)*	Observable Inputs (Level 2)*	Unobservable Inputs (Level 3)**	Total
Investment Companies	$131,347,144	$62,359	$1,521,896	$132,931,399
Preferred Stocks
Marine	58,369	-	-	58,369
Oil, Gas & Consumable Fuels	231,661	-	-	231,661
Real Estate Investment Trusts	-	-	5,784,872	5,784,872
Convertible Preferred Stocks	310,115	-	-	310,115
Common Stocks
Commercial Services & Supplies	121,723	-	-	121,723
Construction Materials	-	26,856	-	26,856
Consumer Finance	3,751,462	-	-	3,751,462
Health Care Providers & Services	-	-	150	150
Insurance	8,379,014	-	-	8,379,014
IT Services	60,582	-	-	60,582
Real Estate Investments Trusts	5,298,165	-	265,823	5,563,988
Software	261,773	-	-	261,773
Special Purpose Acquisition Vehicle	7,910,536	1,653,694	-	9,564,230
Thrifts & Mortgage Finance	282,865	-	-	282,865
Home Insurance Claims	-	3,699,063	-	3,699,063
Convertible Bonds	-	3,426,265	-	3,426,265
Corporate Bonds	-	537,801	-	537,801
Promissory Notes	-	-	2,234,000	2,234,000
Rights	114,103	-	-	114,103
Warrants	218,329	533,336	776	752,441
Money Market Funds	3,164,841	-	-	3,164,841
Total	$161,510,682	$9,939,374	$9,807,517	$181,257,573

Liabilities:
Securities Sold Short	$(1,734,948)	$-	$-	$(1,734,948)

* Transfers between Levels are recognized at the end of the reporting period.
**The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.

Transfers between Level 1 and Level 2 securities as of September 30, 2014 resulted from securities priced previously with an official close price (Level 1 securities) or on days where there is not an official close price the bid price is used (Level 2 securities). Transfers as of September 30, 2014 are summarized in the table below:

Transfers into Level 1
Investment Companies	$550,424
Common Stock
Special Purpose Acquisition Vehicle	1,521,747
Warrants	24,730
Transfers out of Level 1
Investment Companies	26,208
Common Stock
Special Purpose Acquisition Vehicle	1,653,693
Warrants	305,884
Net transfers in and/or out of Level 1	$111,116

Transfers into Level 2
Investment Companies	$26,208
Common Stock
Special Purpose Acquisition Vehicle	1,653,693
Warrants	305,884
Transfers out of Level 2
Investment Companies	550,424
Common Stock
Special Purpose Acquisition Vehicle	1,521,747
Warrants	24,730
Net transfers in and/or out of Level 2	$(111,116)

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/2013	Acquisitions	Dispositions	Realized Gain (Loss)	Change in unrealized appreciation (depreciation)	Transfers into / (out of) Level 3	Balance as of 9/30/2014
Closed End Funds	$100,501	$-	$-	$-	$62,645	$-	$163,146
Auction Rate Preferred Securities	5,186,250	-	(4,390,500)	713,437	(150,437)	-	1,358,750
Preferred Stock	5,721,001	-	-	-	63,871	-	5,784,872
Common Stock	261,236	2,228	-	-	2,509	-	265,973
Corporate Bonds	75,000	-	-	-	(45,000)	(30,000)	-
Promissory Notes	2,234,000	-	-	-	-	-	2,234,000
Warrants	173	708	-	-	(105)	-	776
	$13,578,161	$2,936	$(4,390,500)	$713,437	$(66,517)	$(30,000)	$9,807,517

	Fair Value September 30, 2014	Valuation Methodologies	Unobservable Input(1)	Impact to Valuation from an increase in Input(2)
Closed End Funds	$163,146	Market Assessment and Company-Specfic Information	Discount to Last Reported Net Asset Value	Decrease
Auction Rate Preferred Securities	$1,358,750	Market Comparables	Comparability Adjustments/ Broker Indications/ Company Announcements	Increase
Preferred Stock	$5,784,872	Cost	Market Assessments/ Financial Assessements	Increase
Common Stock	$265,973	Market Transactions Approach	Discount to Market Price for Share Restrictions	Decrease
Promissory Notes	$2,234,000	Cost	Terms of the Note/ Financial Assessements/ Company Announcements	Increase
Warrants	$776	Market Transactions Approach	Discount to Market Price for Share Restrictions	Decrease

(1)
In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management has determined that market participants would take these inputs into account when valuing the investments.

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

Cost of investments	$164,033,209
Gross unrealized appreciation on investments	20,979,546
Gross unrealized depreciation on investments	(3,755,182)
Gross unrealized depreciation on short sales	(46,127)
Net unrealized appreciation	$20,347,800

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Special Opportunities Fund

The fair value of derivative instruments as reported within this Schedule of Investments as of September 30, 2014:

Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value
Equity Contracts - Warrants	Investments, at value	$752,441

The effect of derivative instruments on income for the period ended September 30, 2014:

	Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Equity Contracts - Warrants	Net Realized Gain	$330,552
	on Investments

	Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Total
Equity Contracts - Warrants	Net change in unrealized	$(69,772)
	appreciation of investments

The following issuer is affiliated with the Fund; that is, the Fund held 5% or more of the outstanding Voting shares during the period ended December 31, 2013 through September 30, 2014. As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

Issuer Name	Share Balance at Dec. 31, 2013	Additions	Reductions	Share Balance at Sept. 30, 2014	Realized Gain	Dividend Income	Value at Sept. 30, 2014	Acquisition Cost
Aquasition Corp.*	400,000	28,661	(428,661)	-	206,832	-	-	$4,208,376

* Aquasition Corp. is a Special Purpose Acquisition Company (SPAC). A SPAC is a publicly-traded buyout company that raises money in order to pursue the acquisition of an existing company.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940(the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Special Opportunities Fund, Inc.

By (Signature and Title) /s/ Andrew Dakos
 Andrew Dakos, President

Date   November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Andrew Dakos
 Andrew Dakos, President

Date   November 25, 2014

By (Signature and Title) /s/ Thomas Antonucci
 Thomas Antonucci, Chief Financial Officer

Date   November 25, 2014